Equity-Based Compensation - Valuation Assumptions of Stock Options (Detail)	12 Months Ended
	Jan. 31, 2017	Jan. 31, 2016	Jan. 31, 2015
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Weighted-average expected volatility	56.10%	52.60%	51.00%
Expected dividend yield	0.00%	0.00%	0.00%
Risk-free interest rate	0.60%	0.70%	1.46%
Expected term (in years)	1 year 10 months 24 days	3 years 3 months 18 days	5 years 7 months 6 days
Exercise multiple factor	1.39	1.65	1.9
Post-vesting forfeiture	20.30%	12.50%	13.10%